SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)

Effective July 20, 2026 (the “Effective Date”), the methodology of the fund’s underlying index, the Nasdaq Global Artificial Intelligence and Big DataTM Index (the “Underlying Index”), will change in the following material respects:
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The Underlying Index’s data computing and processing investable universe will be expanded to include a quantum computing sub-theme.
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The parent index from which the Underlying Index is derived will change from the Nasdaq Global Disruptive Technology BenchmarkTM Index to the Nasdaq Global Disruptive Technology Benchmark2TM Index.
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The patent data used to determine the extent to which a company has intellectual property and invests in research and development in an Underlying Index theme will be evaluated on a rolling 2-year basis rather than a 1-year basis.
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To be eligible for inclusion a security issuer must be identified by Nasdaq as involved in at least one of the sub-themes listed in the Underlying Index methodology.
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The small arms and military contracting ESG screen will be eliminated.
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The nuclear weapons and depleted uranium ESG screen will be narrowed to prohibit only involvement in the core weapon system or components/services of the core weapon system that are considered tailor-made and essential for the lethal use of the weapon.
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If Sustainalytics data is not available for a given security issuer, the issuer will still be eligible for inclusion in the Underlying Index except in cases of Global Compact Non-Compliance or controversial weapons, which result in ineligibility.
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The Underlying Index’s list of Primary Industrial Classification Benchmarks (ICBs) will be modified to eliminate Media Agencies, Consumer Services: Misc., Electronic Equipment: Gauges and Meters and to add Electronic Components and Production Technology Equipment.
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Initial public offerings (IPOs) having a float-adjusted company market capitalization of at least $25 billion (USD) that meet certain other criteria may be included in the Underlying Index outside of the index’s normal semiannual reconstitution and rebalancing schedule.
In addition, China A-Shares tradable through the Stock Connect Service will be eligible for inclusion in the Underlying Index.
Accordingly, as of such date, the fund’s summary prospectus, prospectus and Statement of Additional Information are modified as set forth below.
The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund’s prospectus.
Theme: Data Computing & Processing
Sub-themes:
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Big data: companies involved in big data develop technologies designed to collect, process and analyze large amounts of data in real-time
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Cloud computing: companies involved in cloud computing deliver on-demand, scalable computing services, including servers, storage, networking, applications and analytics over the internet (the “cloud”)
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Cybersecurity: companies involved in cybersecurity develop, sell and support applications designed to safeguard organizations and their computer networks, data and users from cyberattacks
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Quantum computing: companies engaged in quantum computing are organizations that develop, manufacture, or commercialize quantum computing technologies, including quantum hardware, software, algorithms, and related infrastructure that leverage the principles of quantum mechanics to perform advanced computational tasks
Nasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling two-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in
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each of the sub-themes. The themes and sub-themes represented in the Underlying Index are part of a broader set of themes and sub-themes developed by Nasdaq to classify companies engaged in so-called “disruptive technologies,” or those technologies with the potential to change the way consumers, businesses or entire industries operate, as represented in the Nasdaq Global Disruptive Technology Benchmark2TM Index (“Parent Index”).
Underlying Index Construction Methodology
Underlying Index – Security Eligibility Criteria. In order to be considered for inclusion in the Underlying Index, a security must first meet the following eligibility criteria: (i) the security must be included in the Parent Index; (ii) the security must be listed on one of a number of global exchanges as identified by Nasdaq; (iii) the security’s issuer must be identified by Nasdaq as involved in at least one of the Nasdaq sub-themes; (iv) the security must have a float-adjusted market capitalization of at least $500 million; and (iv) the security must have a six-month average daily traded value of at least $2 million.
From this initial universe, a security will be ineligible for inclusion if its issuer is identified by Sustainalytics, a global leader in sustainability research and analysis, as exhibiting any of the following Environmental, Social and Governance (“ESG”) characteristics:
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An ESG Risk Rating of 40 or higher.
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Non-compliance with the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development Guidelines and the United Nations Guiding Principles. The UNGC is a set of ten principles designed to measure whether a company operates in a manner that, at minimum, meets fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption.
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Involvement (subject to ownership and/or revenue thresholds) in tobacco products, thermal coal, oil sands, controversial weapons, civilian firearms, nuclear weapons, depleted uranium, adult entertainment or gambling.
If Sustainalytics data is not available for a given security's issuer, the issuer remains eligible for index inclusion, except in cases of Global Compact Non-Compliance or controversial weapons, which result in ineligibility.
Underlying Index – Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are then selected according to the following steps.
First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.
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The first score is based on the number of patents a company has filed for a particular sub-theme relative to all the other sub-themes for which it has also filed patents (the “Pure Score”); and
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The second score is measured by the number of patents the company has filed for a particular sub-theme relative to the total number of patents filed by all companies for the sub-theme (the “Contribution Score”).
Once the Pure and Contribution Scores are assigned, securities are divided into comparison groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. Securities which are scored below specified thresholds, as well as securities with foreign ownership limits of less than 20%, will be excluded from consideration.
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A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”), with the score being higher for companies that have qualified in more sub-themes.
Securities remaining for potential inclusion are then divided into two security pools, Primary Subsector securities and High Relevance securities. All securities belonging to the following Primary Industry Classification Benchmark (“ICB”) (a product of FTSE International Limited that is used under license by Nasdaq) Subsectors are identified as Primary Subsector securities: (i) Computer Services, (ii) Software, (iii) Consumer Digital Services, (iv) Semiconductors, (v) Electronic Components, (vi) Production Technology Equipment, (vii) Computer Hardware, (viii) Telecommunications Equipment, and (ix) Telecommunications Services. All other securities are identified as High Relevance securities. From these pools up to 100 securities are selected for inclusion in the Underlying Index, with High Relevance securities being limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool.
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An initial public offering (“IPO”) may be added to the Index outside of the semiannual Reconstitution and Rebalancing Schedule. To be considered, an IPO must meet the Security Eligibility Criteria as of the last trading day of February or August, as applicable, subject to the following modifications:
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for the Security Universe criterion, the IPO must be included in the Nasdaq Global Disruptive Technology Benchmark2TM Index effective at market open on the first trading day following the third Friday of April or October, as applicable; and
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for the Market Capitalization criterion, the IPO must have a float-adjusted company market capitalization of at least $25 billion (USD)
If selected, the IPO is added to the Index effective at market open on the first trading day following the third Friday of April or October, as applicable. Upon addition, the IPO's weight is determined based on its float-adjusted company market capitalization as of the last trading day of March or September, as applicable, subject to a maximum weight of 4.5%. Existing constituent weights are adjusted pro-rata to accommodate the newly added security.
From time to time, and depending on factors such as the market demand for technologies related to a particular sub-theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines).
The Underlying Index is a modified float-adjusted company market capitalization-weighted index. This means that an index security’s weight is determined first by dividing its float-adjusted market capitalization (i.e., the security’s share price multiplied by the number of shares available for trading by the general public) by the total float-adjusted market capitalization of all index securities to arrive at an initial weight. Initial weights are then adjusted (modified), as necessary, so that no index security weight exceeds 4.5% at each semi-annual rebalancing.
The “Additional Underlying Index Information” sub-section in the “PRINCIPAL INVESTMENT STRATEGIES” section of the “FUND DETAILS” section of the fund’s prospectus is replaced in its entirety with the following:
As described above, the Underlying Index is a modified float-adjusted company market capitalization-weighted index designed to track the performance of a selection of companies engaged in the themes of artificial intelligence and data computing and processing, and the sub-themes of deep learning, image recognition, natural language processing, speech recognition and chatbots, big data, cloud computing, quantum computing and cybersecurity. These sets of themes and sub-themes are part of a broader set of themes and sub-themes that make up the Nasdaq Global Disruptive Technology Benchmark2TM Index (“Parent Index”). The Parent Index is designed to track the performance of a selection of companies engaged in so-called “disruptive technologies,” those being artificial intelligence, robotics, automotive innovation, healthcare innovation, new energy and environment, internet of things and data computing and processing. Nasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling 2-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in each of the themes and related sub-themes.
To be included in the Parent Index, a security’s issuer (i) must be identified by Nasdaq as involved in at least one of the sub-themes covered by the index; and (ii) either must be included in the Nasdaq Global Index or must be listed on an exchange operated under Nasdaq – All Markets, New York Stock Exchange, Inc. or Cboe Global Markets Inc. or listed on the Texas Stock Exchange or be a China A-share tradable through the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect programs, as of each index reconstitution reference date. One security per issuer is permitted. If an issuer has multiple otherwise-eligible securities, the security with the highest three-month average daily traded value generally is considered for possible inclusion in the Index. If an issuer has multiple otherwise-eligible securities, one of which is an existing index security, the existing index security generally is considered for inclusion even if it does not have the highest three-month average daily traded value.
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The sub-themes and the corresponding constituent securities of the Underlying Index are derived from the Parent Index’s themes of artificial intelligence and data computing and processing, subject to the market capitalization and trading volume criteria described above. In addition, to be eligible for inclusion in the Underlying Index, a security must be listed on one of a number of global exchanges as identified by Nasdaq and the security’s issuer must be identified by Nasdaq as involved in at least one of the Nasdaq sub-themes. In addition, the security must meet certain ESG criteria, as more fully described below.
ESG Screening Methodology
From the universe of securities meeting the eligibility criteria above, Nasdaq uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate a security’s issuer with respect to each of the sustainability criteria described below. A security will be ineligible for inclusion if its issuer:
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Is determined by Sustainalytics to have an ESG Risk Rating of 40 or higher. Sustainalytics’ ESG Risk Ratings measure a company’s exposure to industry-specific material ESG risks and how well a company is managing those risks. This is done through a framework that examines a company’s (i) total exposure to material ESG issues; (ii) what portion of ESG risk could be manageable through programs and policies; (iii) what portion of ESG risk is considered to be unmanageable; (iv) what portion of ESG risk is actually managed; (v) the gap between manageable risk that is managed and not managed; and (vi) the total unmanaged risk (both manageable and unmanageable) a company has for each material ESG issue. The ESG Risk Ratings are categorized across five risk levels: negligible (0-10), low (10-20), medium (20-30), high (30-40) and severe (40+).
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Is determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development (“OECD”) Guidelines and the United Nations (“UN”) Guiding Principles. A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC — human rights, labor rights, the environment, and anti-corruption. Sustainalytics analyzes any identified company incidents against these international standards to determine the severity of impacts on stakeholders and the environment, company accountability and company management response. Based on these ongoing assessments, companies are assigned a “non-compliant,”“watchlist” or “compliant” status. As part of its analysis, Sustainalytics also provides an assessment of a company's compliance with related standards including the OECD Guidelines for Multinational Enterprises and the UN Guiding Principles on Business and Human Rights, as well as their underlying conventions.
The UNGC’s ten principles are:
(i)
Businesses should support and respect the protection of internationally proclaimed human rights.
(ii)
Businesses should make sure that they are not complicit in human rights abuses.
(iii)
Businesses should uphold the freedom of association and the effective recognition of the right to collective bargaining.
(iv)
Businesses should uphold the elimination of all forms of forced and compulsory labor.
(v)
Businesses should uphold the effective abolition of child labor.
(vi)
Businesses should uphold the elimination of discrimination in respect of employment and occupation.
(vii)
Businesses should support a precautionary approach to environmental challenges.
(viii)
Businesses should undertake initiatives to promote greater environmental responsibility.
(ix)
Businesses should encourage the development and diffusion of environmentally friendly technologies.
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(x)
Businesses should work against corruption in all its forms, including extortion and bribery.
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Is determined by Sustainalytics, based on review of publicly available information, to engage in any of the following business activities:
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Tobacco products – Significant ownership of or any involvement in production; at least five percent involvement in related products/services or in retail
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Thermal coal – Significant ownership in extraction or at least five percent involvement in extraction or in power generation
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Oil sands – Significant ownership in or at least five percent involvement in extraction
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Controversial weapons – Significant ownership in or any involvement in tailor-made and essential or non-tailor-made or non-essential weapons
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Civilian firearms – At least five percent involvement in sales of assault weapons to civilian customers or in sales of non-assault weapons to civilian customers, or at least five percent of revenue from the combined sales of assault and non-assault weapons to retail/distribution customers
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Nuclear weapons and depleted uranium – Any involvement in the core weapon system, or components/services of the core weapon system that are considered tailor-made and essential for the lethal use of the weapon
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Adult Entertainment – At least five percent of revenue from the combined revenue from production and distribution
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Gambling – At least five percent of revenue from the combined revenue from operations, specialized equipment and supporting products/services
If Sustainalytics data is not available for a given security’s issuer, the issuer remains eligible for index inclusion, except in cases of Global Compact Non-Compliance or controversial weapons, which result in ineligibility.
Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are then selected according to the following steps.
First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.
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The first score is based on the extent to which a company is involved in a particular sub-theme relative to all the other sub-themes that it is involved in (the “Pure Score”). This score is intended to reflect how important a particular sub-theme is to the company’s business activities, as measured by the number of patents the company has filed for such sub-theme relative to the total number of patents it has filed for all sub-themes included in the Underlying Index; and
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The second score represents the extent to which a company is involved in a particular sub-theme relative to the other companies also involved in that sub-theme (the “Contribution Score”). This score is intended to reflect the amount to which a company is contributing to a particular sub-theme, as measured by the number of patents the company has filed for such sub-theme relative to the total number of patents filed by all companies for the sub-theme.
Once Pure and Contribution Scores are assigned, securities are divided into Comparison Groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. A security will be removed from the Underlying Index if either its Pure Score or Contribution Score falls below the 50th percentiles, of its Comparison Group’s scores. Any security not already in the Underlying Index at each Reconstitution Reference Date is removed from consideration if either its Pure Score or Contribution Score falls below the 65th percentiles, of its Comparison Group’s scores. Any security will also be removed from consideration if it has a foreign ownership limit of less than 20%.
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A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”). Each sub-theme for which a company meets the Pure and Contribution Score thresholds will count towards its Intensity Score, with the score being higher for companies that have qualified in more sub-themes. For example, a company that has filed patents for each of the sub-themes included in the Underlying Index, and for which the company's Pure and Contribution Scores in each sub-theme meet the minimum thresholds, will have an Intensity Score of 7.
Securities remaining for inclusion are then divided into two security pools, Primary Subsector securities and High Relevance securities. All securities belonging to the following Primary ICB Subsectors are identified as Primary Subsector securities: (i) Computer Services, (ii) Software, (iii) Consumer Digital Services, (iv) Semiconductors, (v) Electronic Components, (vi) Production Technology Equipment, (vii) Computer Hardware, (viii) Telecommunications Equipment, and (ix) Telecommunications Services. All other securities are identified as High Relevance securities. The Underlying Index contains up to 100 securities and is dependent on the size of the two security pools, based on the following:
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If fewer than 100 Primary Subsector securities exist, all are designated to the Primary Subsector security pool.
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If 100 or more Primary Subsector securities exist, they are ordered by Intensity Score (highest to lowest), average Contribution Score percentile (highest to lowest) and six-month average daily traded value (highest to lowest). Securities within the 100 first-ordered are designated to the Primary Subsector security pool.
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In either case above, additional securities may be added to account for other companies that score highly but that are not included in one of the named Primary ICB Subsectors. These are referred to as “High Relevance” securities. A High Relevance security is only considered if it has an Intensity Score above the minimum Intensity Score among securities in the Primary Subsector security pool (e.g., if the lowest Intensity Score in the Primary Subsector security pool is 2, only High Relevance securities with an Intensity Score of 3 or higher would be considered). For this reason, there may be no High Relevance securities and the Underlying Index would consist entirely of the Primary Subsector securities as set forth above.
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If eligible, High Relevance securities are identified, they are ordered by Intensity Score (highest to lowest), average Contribution Score percentile (highest to lowest) and six-month average daily traded value (highest to lowest). From this resulting High Relevance security pool, up to five High Relevance securities will be included in the Underlying Index such that the total number of High Relevance securities is limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool (i.e., if the Primary Subsector security pool consists of 20-39 securities, up to one High Relevance security can be included; for 40-59 securities, up to two High Relevance securities can be included, and so on for each increment of 20 securities in the Primary Subsector security pool until reaching a maximum of up to five High Relevance securities where the Primary Subsector security pool consists of 100 securities).
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Because the Underlying Index is limited to a total of 100 securities, depending on the size of the Primary Subsector security pool, the inclusion of High Relevance securities may simply be additive or may require the replacement of the lowest ordered Primary Subsector securities. As illustrative examples: (a) if the Primary Subsector security pool consisted of 75 securities, all 75 would be included in the Underlying Index and up to three High Relevance securities could be added, for a total of 78 index securities; (b) if the Primary Subsector security pool consisted of 99 securities and four High Relevance securities were added, three Primary Subsector securities would then be removed (leaving 96 Primary Subsector securities and the four High Relevance securities), to bring the total back down to 100 index securities.
The Underlying Index is a modified float-adjusted company market capitalization-weighted index. Index securities’ initial weights are determined by dividing each index security’s float-adjusted company market capitalization (i.e., market capitalization adjusted for the amount of stock that is available for trading by the general public) by the aggregate float-adjusted company market capitalization of all index securities. Initial weights are then adjusted so that no index security weight exceeds 4.5% at each semi-annual rebalancing. In the periods between scheduled index reconstitution and rebalancing events, individual index securities may be the subject to a variety of corporate actions (such as mergers and acquisitions) and other events (such as stock splits) that require maintenance and adjustments to the Underlying Index. During extraordinary market conditions, the Index Provider may delay any reconstitution and rebalancing of the Underlying Index. During any such delay it is possible that the Underlying Index will deviate from the Underlying Index’s stated methodology.
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For Xtrackers Artificial Intelligence and Big Data ETF (XAIX), the following information is added to the existing disclosure in the “PART I: APPENDIX I-G – INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” section of the fund’s Statement of Additional Information.
Chinese Securities
Please Retain This Supplement for Future Reference
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